Organization and Business Operations (Details)								3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 02, 2022 USD ($) shares	Sep. 15, 2022 USD ($) $ / shares shares	Sep. 09, 2022 USD ($) shares	Sep. 07, 2022 USD ($) $ / shares shares	Jun. 28, 2021 USD ($) $ / shares shares	Jun. 15, 2021 USD ($) $ / shares shares	Jan. 08, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 06, 2022 $ / shares shares	Sep. 22, 2022 USD ($)	Sep. 12, 2022 USD ($)	May 09, 2022
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares														$ 0.145
Exercise price of warrants | $ / shares													$ 11.50
Cash held outside the Trust account											$ 1,500,582	$ 11,560,319	$ 15,916,141
Shares issued | shares											24,566,386	16,041,464	16,041,464	16,041,464
Shares outstanding | shares											24,566,386	16,041,464	16,041,464	16,041,464
Private Placement
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares										$ 10.00	$ 10.00
CIK0001848000_LAKESHORE ACQUISITION I CORP
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item										1	1
Deferred underwriting fee payable										$ 1,862,538	$ 1,862,538
Underwriting fees										1,366,750	1,366,750
Other offering costs										495,788	495,788
Issuance of stock									$ 25,000		54,670,000
Additional period to complete business combination				3 months
Investment of proceeds in Trust account					$ 54,670,000	$ 54,670,000
Public shares elected to redeem | shares				2,606,117
Total redemption value	$ 24,369,280	$ 26,172,069	$ 26,172,069					$ (52,251,672)			$ (52,251,672)
Public shares redeemed | shares	2,380,246	2,606,117	2,606,117
Assets held in trust				$ 357,610						$ 29,144,536
Anticipating equity interest to be acquired (In Percentage)										100.00%	100.00%
Minimum percentage of equity interest to be acquired ( in percentage)										100.00%	100.00%
Post transaction voting interest to be acquired ( in percentage)										50.00%	50.00%
Minimum net tangible assets upon consummation of the Business Combination										$ 5,000,001	$ 5,000,001
Share price | $ / shares		$ 0.125		$ 0.125		$ 0.125
Equipment financing arrangements to purchase capital equipment										$ 200,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)										100.00%	100.00%
Cash held outside the Trust account										$ 150,923	$ 438,913
Investor investment		$ 300,000
Shares issued | shares	2,380,246						1,437,500			1,628,425	1,628,425
Shares outstanding | shares	2,109,062			2,860,883						1,628,425	1,628,425
CIK0001848000_LAKESHORE ACQUISITION I CORP | Non redeemable public shares
Subsidiary, Sale of Stock [Line Items]
Shares issued | shares										2,860,883
Shares outstanding | shares						2,860,883				2,860,883
CIK0001848000_LAKESHORE ACQUISITION I CORP | Note Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Assets held in trust		357,610				$ 357,610
Investor investment		300,000
Assets held in trust from operating account		57,610
CIK0001848000_LAKESHORE ACQUISITION I CORP | Unsecured promissory note
Subsidiary, Sale of Stock [Line Items]
Equipment financing arrangements to purchase capital equipment															$ 200,000	$ 200,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Common Stock
Subsidiary, Sale of Stock [Line Items]
Issuance of stock									$ 144		$ 547
Total redemption value								$ (547)			$ (547)
Public shares redeemed | shares								(5,467,000)			(5,467,000)
CIK0001848000_LAKESHORE ACQUISITION I CORP | ProSomnus
Subsidiary, Sale of Stock [Line Items]
Ownership Interest (as a percent)																	100.00%
Additional prior to the payment of expenses										$ 40,000,000
Convertible notes investors										$ 135,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | PubCo
Subsidiary, Sale of Stock [Line Items]
Ownership Interest (as a percent)										100.00%
Aggregate consideration equal to closing net										$ 113,000,000
Merger agreement exceeds										12,000,000
Merger agreement aggregate value										$ 10,000,000
Share price | $ / shares										$ 10.00
Convertible notes investors										$ 30,000,000
Earn-out Shares | shares										3,000,000.0
CIK0001848000_LAKESHORE ACQUISITION I CORP | PubCo | First tranche
Subsidiary, Sale of Stock [Line Items]
Earn-out Shares | shares										1,000,000.0
CIK0001848000_LAKESHORE ACQUISITION I CORP | PubCo | First tranche | Common Stock
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares										$ 12.50
CIK0001848000_LAKESHORE ACQUISITION I CORP | PubCo | Second tranche
Subsidiary, Sale of Stock [Line Items]
Earn-out Shares | shares										1,000,000.0
CIK0001848000_LAKESHORE ACQUISITION I CORP | PubCo | Second tranche | Common Stock
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares										$ 15.00
CIK0001848000_LAKESHORE ACQUISITION I CORP | PubCo | Third tranche
Subsidiary, Sale of Stock [Line Items]
Earn-out Shares | shares										1,000,000.0
CIK0001848000_LAKESHORE ACQUISITION I CORP | PubCo | Third tranche | Common Stock
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares										$ 17.50
CIK0001848000_LAKESHORE ACQUISITION I CORP | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Additional period to complete business combination				3 months
Total redemption value	$ 24,369,280	$ 26,172,069
Public shares redeemed | shares	2,380,246	2,606,117		2,606,117
Share price | $ / shares		$ 0.125
Investor investment		$ 300,000
Shares issued | shares	2,109,062	2,860,883
Shares outstanding | shares	2,109,062
CIK0001848000_LAKESHORE ACQUISITION I CORP | Subsequent Event [Member] | Non redeemable public shares
Subsidiary, Sale of Stock [Line Items]
Shares outstanding | shares		2,860,883
CIK0001848000_LAKESHORE ACQUISITION I CORP | Subsequent Event [Member] | Note Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Assets held in trust		$ 357,610
Investor investment		300,000
Assets held in trust from operating account		$ 57,610
CIK0001848000_LAKESHORE ACQUISITION I CORP | Subsequent Event [Member] | Unsecured promissory note
Subsidiary, Sale of Stock [Line Items]
Equipment financing arrangements to purchase capital equipment																$ 200,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Sponsor
Subsidiary, Sale of Stock [Line Items]
Issuance of stock							$ 25,000			$ 25,000	$ 25,000
Maximum borrowing capacity of related party promissory note										$ 450,000	450,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Sponsor | Common Stock
Subsidiary, Sale of Stock [Line Items]
Issuance of stock											$ 144
CIK0001848000_LAKESHORE ACQUISITION I CORP | IPO
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares						5,000,000
Purchase price, per unit | $ / shares						$ 10.00
Proceeds from issuance initial public offering						$ 50,000,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares					11,675
Purchase price, per unit | $ / shares					$ 10.00
Proceeds from issuance initial public offering					$ 116,750
CIK0001848000_LAKESHORE ACQUISITION I CORP | Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares						250,000
Purchase price, per unit | $ / shares						$ 10.00
Proceeds from issuance initial public offering						$ 2,500,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares					467,000					750,000	750,000
Purchase price, per unit | $ / shares					$ 10.00
Proceeds from issuance initial public offering					$ 4,670,000
Maximum number of days available to underwriters to purchase units										45 days	45 days
Investment of proceeds in Trust account					$ 54,670,000	$ 54,670,000
Exercise price of warrants | $ / shares					$ 10.00
CIK0001848000_LAKESHORE ACQUISITION I CORP | IPO and Private Placement
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering										$ 55,424,212
CIK0001848000_LAKESHORE ACQUISITION I CORP | IPO and Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering											$ 55,424,212
Issuance of stock										$ 25,000	$ 25,000